Investment Portfolioas of September 30, 2024 (Unaudited)
DWS Capital Growth VIP
	Shares	Value ($)

Common Stocks 99.4%
Communication Services 12.6%
Entertainment 3.6%
Live Nation Entertainment, Inc.*	61,306	6,712,394
Netflix, Inc.*	21,969	15,581,952
ROBLOX Corp. "A"*	98,507	4,359,920
Spotify Technology SA*	33,370	12,297,846
		38,952,112
Interactive Media & Services 8.0%
Alphabet, Inc. "A"	156,254	25,914,726
Alphabet, Inc. "C"	143,405	23,975,882
Meta Platforms, Inc. "A"	61,422	35,160,410
		85,051,018
Wireless Telecommunication Services 1.0%
T-Mobile U.S., Inc.	52,192	10,770,341
Consumer Discretionary 7.9%
Broadline Retail 4.4%
Amazon.com, Inc.*	254,053	47,337,695
Hotels, Restaurants & Leisure 0.9%
DraftKings, Inc. "A"*	147,829	5,794,897
Planet Fitness, Inc. "A"*	46,489	3,775,836
		9,570,733
Household Durables 0.4%
SharkNinja, Inc.	39,707	4,316,548
Specialty Retail 1.8%
Burlington Stores, Inc.*	19,359	5,100,710
Home Depot, Inc.	33,186	13,446,967
		18,547,677
Textiles, Apparel & Luxury Goods 0.4%
Lululemon Athletica, Inc.*	16,702	4,532,088
Consumer Staples 2.1%
Beverages 0.5%
Constellation Brands, Inc. "A"	21,470	5,532,604
Consumer Staples Distribution & Retail 1.1%
Costco Wholesale Corp.	13,441	11,915,715
Personal Care Products 0.5%
Estee Lauder Companies, Inc. "A"	49,872	4,971,740

Financials 9.3%
Capital Markets 1.9%
Intercontinental Exchange, Inc.	82,855	13,309,827
Moody's Corp.	16,118	7,649,442
		20,959,269
Consumer Finance 0.6%
American Express Co.	23,340	6,329,808
Financial Services 3.4%
Mastercard, Inc. "A"	47,413	23,412,539
Visa, Inc. "A"	46,789	12,864,636
		36,277,175
Insurance 3.4%
Progressive Corp.	144,199	36,591,938
Health Care 13.6%
Biotechnology 1.6%
Exact Sciences Corp.*	108,067	7,361,524
Vertex Pharmaceuticals, Inc.*	21,858	10,165,719
		17,527,243
Health Care Equipment & Supplies 5.7%
Boston Scientific Corp.*	156,539	13,117,968
Cooper Companies, Inc.*	76,046	8,390,916
Dexcom, Inc.*	138,016	9,252,593
Hologic, Inc.*	97,138	7,912,861
Intuitive Surgical, Inc.*	20,732	10,185,010
Stryker Corp.	34,463	12,450,103
		61,309,451
Health Care Providers & Services 1.5%
agilon health, Inc.*	252,326	991,641
UnitedHealth Group, Inc.	25,510	14,915,187
		15,906,828
Life Sciences Tools & Services 2.8%
Danaher Corp.	19,013	5,285,994
Stevanato Group SpA (a)	234,880	4,697,600
Thermo Fisher Scientific, Inc.	32,580	20,153,011
		30,136,605
Pharmaceuticals 2.0%
Eli Lilly & Co.	12,738	11,285,104
Zoetis, Inc.	51,907	10,141,589
		21,426,693
Industrials 5.9%
Aerospace & Defense 0.6%
TransDigm Group, Inc.	4,735	6,757,461
Building Products 0.4%
Trex Co., Inc.*	65,047	4,330,829
Construction & Engineering 0.8%
Quanta Services, Inc.	29,254	8,722,080

Electrical Equipment 1.9%
AMETEK, Inc.	69,155	11,874,605
Eaton Corp. PLC	24,910	8,256,170
		20,130,775
Ground Transportation 1.1%
Uber Technologies, Inc.*	161,353	12,127,292
Professional Services 1.1%
TransUnion	59,430	6,222,321
Verisk Analytics, Inc.	18,738	5,021,035
		11,243,356
Information Technology 45.8%
IT Services 2.3%
Accenture PLC "A"	37,802	13,362,251
Cloudflare, Inc. "A"*	36,427	2,946,580
Globant SA*	27,274	5,404,070
MongoDB, Inc.*	11,999	3,243,930
		24,956,831
Semiconductors & Semiconductor Equipment 13.9%
Analog Devices, Inc.	22,779	5,243,042
Applied Materials, Inc.	42,471	8,581,265
Broadcom, Inc.	102,208	17,630,880
NVIDIA Corp.	914,127	111,011,583
Texas Instruments, Inc.	30,259	6,250,602
		148,717,372
Software 20.5%
Adobe, Inc.*	22,984	11,900,656
Box, Inc. "A"*	273,935	8,965,893
Confluent, Inc. "A"*	110,080	2,243,430
CyberArk Software Ltd.*	28,700	8,369,207
Dynatrace, Inc.*	178,573	9,548,298
Five9, Inc.*	65,764	1,889,400
Guidewire Software, Inc.*	42,829	7,835,137
Intuit, Inc.	16,041	9,961,461
Microsoft Corp.	250,109	107,621,903
Salesforce, Inc.	42,088	11,519,906
ServiceNow, Inc.*	19,072	17,057,806
Synopsys, Inc.*	37,786	19,134,453
Workiva, Inc.*	37,317	2,952,521
		219,000,071
Technology Hardware, Storage & Peripherals 9.1%
Apple, Inc.	419,192	97,671,736
Materials 0.6%
Construction Materials 0.6%
Vulcan Materials Co.	26,016	6,515,187
Real Estate 1.6%
Industrial REITs 0.6%
Prologis, Inc.	52,327	6,607,853
Real Estate Management & Development 0.5%
CoStar Group, Inc.*	70,736	5,336,324

Specialized REITs 0.5%
Equinix, Inc.	5,841	5,184,647
Total Common Stocks (Cost $357,721,912)		1,065,265,095

Securities Lending Collateral 0.5%
DWS Government & Agency Securities Portfolio "DWS Government Cash Institutional Shares", 4.82% (b) (c) (Cost $5,165,600)	5,165,600	5,165,600

Cash Equivalents 0.7%
DWS Central Cash Management Government Fund, 4.93% (b) (Cost $8,082,955)	8,082,955	8,082,955

	% of Net Assets	Value ($)
Total Investment Portfolio (Cost $370,970,467)	100.6	1,078,513,650
Other Assets and Liabilities, Net	(0.6)	(6,859,302)
Net Assets	100.0	1,071,654,348
For information on the Fund's policies regarding the valuation of investments and other significant accounting policies, please refer to the Fund's most recent semi-annual or annual financial statements.
A summary of the Fund’s transactions with affiliated investments during the period ended September 30, 2024 are as follows:
Value ($) at 12/31/2023	Purchases Cost ($)	Sales Proceeds ($)	Net Realized Gain/ (Loss) ($)	Net Change in Unrealized Appreciation (Depreciation) ($)	Income ($)	Capital Gain Distributions ($)	Number of Shares at 9/30/2024	Value ($) at 9/30/2024
Securities Lending Collateral 0.5%
DWS Government & Agency Securities Portfolio "DWS Government Cash Institutional Shares", 4.82% (b) (c)
—	5,165,600 (d)	—	—	—	2,235	—	5,165,600	5,165,600
Cash Equivalents 0.7%
DWS Central Cash Management Government Fund, 4.93% (b)
20,323,418	115,823,019	128,063,482	—	—	340,119	—	8,082,955	8,082,955
20,323,418	120,988,619	128,063,482	—	—	342,354	—	13,248,555	13,248,555

*	Non-income producing security.
(a)
All or a portion of these securities were on loan. In addition, "Other Assets and Liabilities, Net" may include pending sales that are also on loan. The value of securities loaned at September 30, 2024 amounted to $4,696,000, which is 0.4% of net assets.

(b)	Affiliated fund managed by DWS Investment Management Americas, Inc. The rate shown is the annualized seven-day yield at period end.
(c)	Represents cash collateral held in connection with securities lending. Income earned by the Fund is net of borrower rebates.
(d)	Represents the net increase (purchase cost) or decrease (sales proceeds) in the amount invested in cash collateral for the period ended September 30, 2024.

REIT: Real Estate Investment Trust

Fair Value Measurements
Various inputs are used in determining the value of the Fund's investments. These inputs are summarized in three broad levels. Level 1 includes quoted prices in active markets for identical securities. Level 2 includes other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds and credit risk). Level 3 includes significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments). The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities.
The following is a summary of the inputs used as of September 30, 2024 in valuing the Fund's investments.
Assets	Level 1	Level 2	Level 3	Total
Common Stocks (a)	$1,065,265,095	$—	$—	$1,065,265,095
Short-Term Investments (a)	13,248,555	—	—	13,248,555
Total	$1,078,513,650	$—	$—	$1,078,513,650

(a)	See Investment Portfolio for additional detailed categorizations.
OBTAIN AN OPEN-END FUND PROSPECTUS
To obtain a summary prospectus, if available, or prospectus, download one from fundsus.dws.com, talk to your financial representative or call (800) 728-3337. We advise you to carefully consider the product's objectives, risks, charges and expenses before investing. The summary prospectus and prospectus contain this and other important information about the investment product. Please read the prospectus carefully before you invest.
CLOSED-END FUNDS
Closed-end funds, unlike open-end funds, are not continuously offered. There is a one time public offering and once issued, shares of closed-end funds are sold in the open market through a stock exchange. Shares of closed-end funds frequently trade at a discount to net asset value. The price of the fund’s shares is determined by a number of factors, several of which are beyond the control of the fund. Therefore, the fund cannot predict whether its shares will trade at, below or above net asset value.
The brand DWS represents DWS Group GmbH & Co. KGaA and any of its subsidiaries such as DWS Distributors, Inc. which offers investment products or DWS Investment Management Americas Inc. and RREEF America L.L.C. which offer advisory services.
DWS Distributors, Inc., 222 South Riverside Plaza, Chicago, IL 60606, (800) 621-1148
NO BANK GUARANTEE | NOT FDIC INSURED | MAY LOSE VALUE
VS1capgro-PH3
R-080548-2 (1/25)